Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of accounts receivable, net

	December 31,
	2020	2021
	US$	US$

Accounts receivable, gross	150,386	126,798
Less: allowance for expected credit loss of receivables	(7,387)	(12,426)

Accounts receivable, net	142,999	114,372

Summary of allowance for doubtful accounts

The following table summarizes the details of the Group’s allowance for doubtful accounts:

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Balance at the beginning of the year	(1,081)	(9)	(7,387)
Adoption of ASC326	—	(652)	—
Additions charged to general and administrative expenses, net	(13)	(6,726)	(5,039)
Write-off during the year	1,085	—	—

Balance at the end of the year	(9)	(7,387)	(12,426)